Condensed Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
General and administrative	$ 605,971	$ 198,832	$ 181,421	$ 1,626,463	$ 740,296	$ 953,083
Total operating expenses	(605,971)	(198,832)	(181,421)	(1,626,463)	(740,296)	(953,083)
Other income (expense):
Unrealized gain on investments held in Trust Account	334,475	1,739,196	15,806	2,417,061	2,207,920	4,948,194
Change in fair value of warrants	(7,250)	72,500	137,750	(29,000)	326,250	413,250
Transaction costs allocated to warrant issuance			(880)
Total other income, net	327,225	1,811,696	152,676	2,388,061	2,534,170	5,361,444
Net income (loss)	$ (278,746)	$ 1,612,864	$ (28,745)	$ 761,598	$ 1,793,874	$ 4,408,361
Common Class A [Member]
Other income (expense):
Weighted average shares outstanding of shares - Basic	3,833,053	35,950,000	7,198,819	7,832,966	35,950,000	35,950,000
Weighted average shares outstanding of shares - Diluted	3,833,053	35,950,000	7,198,819	7,832,966	35,950,000	35,950,000
Basic net income (loss) per share	$ (0.02)	$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09
Diluted net income (loss) per share	$ (0.02)	$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09
Common Class A Non-redeemable [Member]
Other income (expense):
Weighted average shares outstanding of shares - Basic	11,983,333			10,490,903
Weighted average shares outstanding of shares - Diluted	11,983,333			10,490,903
Basic net income (loss) per share	$ (0.02)			$ 0.04
Diluted net income (loss) per share	$ (0.02)			$ 0.04
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding of shares - Basic		11,983,333	11,983,333	1,492,430	11,983,333	11,983,333
Weighted average shares outstanding of shares - Diluted		11,983,333	11,983,333	1,492,430	11,983,333	11,983,333
Basic net income (loss) per share		$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09
Diluted net income (loss) per share		$ 0.03	$ (0.00)	$ 0.04	$ 0.04	$ 0.09